Reinsurance - Summary of Assumed and Affiliated Reinsurance (Details) - USD ($) $ in Millions	6 Months Ended			12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020	Nov. 01, 2022	Dec. 30, 2021
Effects of Reinsurance [Line Items]
Investments	$ 27,216	$ 27,216		$ 22,792
Cash	49	49		173
Other assets	416	416		453
Reinsurance recoverables	35,848	35,848		40,400
VOBA and DAC	(479)	(479)		(518)
Total assets	176,364	176,364		152,866
Reserve for future policy benefits	21,698	21,698		21,432
Other policyholder funds and benefits payable	32,622	32,622		31,302
Funds withheld liability (related party: $9,248 and $5,128) (portion at fair value: $(560) and $(15))	6,379	6,379		10,485
Other liabilities (related party: $928 and $818)	1,920	1,920		2,036
Total liabilities	174,211	174,211		152,510
Revenues
Policy charges and fee income		410	$ 438	506	$ 741
Premiums Earned, Net		31	24	109	35
Net investment income		498	534	778	816
Net realized capital losses		(20)	(242)	(10)	(74)
Amortization of deferred gains		0	26	33	53
Total revenues		919	780	1,416	1,571
Benefits, losses and expenses
Benefits and losses		285	375	637	626
Insurance operating costs and other expenses		208	228	294	364
Total benefits, losses and expenses		588	564	1,019	1,106
Income before income taxes		331	216	397	465
Provision for income taxes	51	51	30	38	66
Net income	280	280	$ 186	359	$ 399
Reinsurance Contract [Axis]: Affiliated Reinsurance Agreement | TR Re
Effects of Reinsurance [Line Items]
Cash	(184)	(184)
Reinsurance recoverables	6,130	6,130
Total assets	5,946	5,946
Funds withheld liability (related party: $9,248 and $5,128) (portion at fair value: $(560) and $(15))	5,128	5,128
Other liabilities (related party: $928 and $818)	818	818
Total liabilities	5,946	5,946
Revenues
Policy charges and fee income				(279)
Premiums Earned, Net				(27)
Net investment income				(136)
Net realized capital losses				663
Amortization of deferred gains				27
Total revenues				248
Benefits, losses and expenses
Benefits and losses				(184)
Insurance operating costs and other expenses				(119)
Total benefits, losses and expenses				(303)
Income before income taxes				551
Provision for income taxes				115
Net income				436
Reinsurance Contract [Axis]: Allianz Reinsurance Agreement | Allianz
Effects of Reinsurance [Line Items]
Investments	8,357	8,357
Cash	(693)	(693)
Other assets	75	75
Reinsurance recoverables	244	244
Total assets	7,983	7,983
Reserve for future policy benefits	616	616
Other policyholder funds and benefits payable	7,340	7,340
Other liabilities (related party: $928 and $818)	27	27
Total liabilities	$ 7,983	$ 7,983
Reinsurance Contract [Axis]: GIAC Reinsurance Agreement | Guardian
Effects of Reinsurance [Line Items]
Investments						$ 405
Cash						121
Other assets						3
Total assets						529
Reserve for future policy benefits						3
Other policyholder funds and benefits payable						436
Other liabilities (related party: $928 and $818)						90
Total liabilities						529
Revenues
Assumed reinsurance, deferred gain						$ 90
Reinsurance Contract [Axis]: Inforce Agreement and Flow Agreement | TR Re
Effects of Reinsurance [Line Items]
Reinsurance recoverables				5,192
VOBA and DAC				(11)
Total assets				5,181
Funds withheld liability (related party: $9,248 and $5,128) (portion at fair value: $(560) and $(15))				5,045
Other liabilities (related party: $928 and $818)				136
Total liabilities				5,181
Revenues
Assumed reinsurance, deferred gain				$ 137
Reinsurance Contract [Axis]: Inforce Reinsurance Agreement | Allianz
Revenues
Assumed reinsurance, deferred gain							$ 25
Reinsurance Contract [Axis]: TR Re Reinsurance Agreement | TR Re
Revenues
Assumed reinsurance, deferred gain							$ 805